SHARE-BASED AWARDS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED AWARDS
Ordinary shares that may be issued		13,218,000
Options granted	3,479,604	0	0	0
Options granted, exercise price	$ 2.04
Unrecognized share-based compensation cost		$ 0
Exercisable share outstanding options granted to employees		0	0
Restricted shares [Member]
SHARE-BASED AWARDS
Shares vesting description		The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four-year period ending the fourth anniversary of the grant date.